Deferred Income Tax (Details Narrative) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deferred Income Tax
U.S tax loss carryforward period	20 years
Tax loss carryforwards	€ 38,900	€ 34,900
Tax deductible differences	€ 321	€ 244
Income tax rate	32.50%